Equity	6 Months Ended
Jun. 30, 2019
SHAREHOLDERS' EQUITY :
EQUITY

NOTE 3:- EQUITY

a.	Changes in share capital:

Number of
shares

Balance at January 1, 2018 (audited)	*)120,185,659

Issuance of shares	9,696,960
Exercise of share options	310,180
ADS granted	222,000

Balance at December 31, 2018 (audited)	*)130,414,799

Issuance of shares	93,673,000

Balance at June 30, 2019 (unaudited)	*)224,087,799

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.

On February 12, 2019, in a follow-on underwritten public offering the Company sold an aggregate of 1,889,000 units each consisting of (i) one ADS, and (ii) one warrant to purchase one ADS, at a public offering price of $1.50 per unit, and (b) 2,444,800 pre-funded units, each consisting of (i) one pre-funded warrant to purchase one ADS, and (ii) one warrant, at a public offering price of $1.49 per pre-funded unit resulting in gross proceeds of approximately NIS 25,520 (NIS 22,228 net of all issuance costs, including share-based awards granted) including exercise by underwriters. In connection with the offering, the Company granted the underwriters a 45-day option to purchase up to an additional 650,070 ADSs or 650,070 warrants to purchase up to an additional 650,070 ADSs, or an option to purchase a combination of both ADSs and warrants. The underwriters partially exercised their over-allotment option to purchase an aggregate of 350,000 additional ADS and additional warrants to purchase 650,070 ADSs. Subsequently, of the pre-funded warrants issued, the Company issued 2,444,650 ADSs upon exercise of pre-funded warrants. An amount of NIS 13,212 out of the consideration related to the ADSs was classified as equity component, while an amount of NIS 10,347 related to the fair value of the warrants to purchase ADSs was classified as a liability. Issuance costs amounting to NIS 1,330 associated with the issuance of the warrants, have been recognized as finance expenses.

2.	The investor warrants may be exercised for five years from issuance and have an exercise price of $1.50 per ADS, subject to adjustment as set forth therein. The investor warrants may be exercised on a cashless basis if there is no effective registration statement registering the ADSs underlying the warrants. The Company paid approximately $933 in offering fees and expenses and issued unregistered placement agent warrants to purchase 109,642 ADSs on the same general terms as the investor warrants except they may be exercised for five years from May 30, 2019.

Since the warrant exercise price is in US dollars, which is not the Company's functional currency, the unregistered warrants to purchase ADS were classified as a financial liability at fair value and are marked to market through profit or loss in accordance with IAS 39.

The placement agent warrants were classified as a share based payment transaction in accordance with IFRS 2, and was netted off the total consideration as issuance cost.